Goodwill (Details) - Schedule of Goodwill is Allocated to Cash Generating Units - ZAR (R) R in Thousands	3 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	R 227,380	R 212,481
Acquisition of subsidiary		6,223
Translation adjustments	(5,764)	11,511
Balance, at ending	221,616	230,215
Mozambique [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	86,304	82,277
Acquisition of subsidiary
Translation adjustments	(2,802)	4,423
Balance, at ending	83,502	86,700
Portugal [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	36,815	34,469
Acquisition of subsidiary
Translation adjustments	(1,179)	2,899
Balance, at ending	35,636	37,368
Spain [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	26,095	24,432
Acquisition of subsidiary
Translation adjustments	(836)	2,055
Balance, at ending	25,259	26,487
Other [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	19,852	12,989
Acquisition of subsidiary		6,223
Translation adjustments	(947)	2,134
Balance, at ending	18,905	21,346
Karooooo Logistics [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	58,314	58,314
Acquisition of subsidiary
Translation adjustments
Balance, at ending	R 58,314	R 58,314